Shareholder Fees {- Fidelity® Treasury Money Market Fund}	Dec. 30, 2020 USD ($)
10.31 Fidelity Tax-Exempt Money Market Fund & Treasury Money Market Fund Retail Combo PRO-14 | Fidelity® Treasury Money Market Fund
Shareholder Fees:
(fees paid directly from your investment)	none